Vanguard US Minimum Volatility ETF Investment Strategy - ETF Prospectus [Member] - Vanguard US Minimum Volatility ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing primarily in a group of U.S. common stocks that together are deemed by the advisor to have the potential to generate lower volatility relative to the broad U.S. equity market. The Fund’s portfolio includes a diverse mix of companies representing many different market sectors and industry groups. The advisor uses a quantitative model to evaluate all of the securities in an investment universe comprised of U.S. large-, mid-, and small-capitalization stocks and to construct a U.S. equity portfolio that seeks to achieve the lowest amount of expected volatility subject to a rules-based screen designed to promote diversification and to mitigate exposure to certain less liquid stocks. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by U.S. companies.